Netting Arrangements for Certain Financial Instruments and Securities Financing Activities (Tables)	12 Months Ended
Dec. 31, 2023
Offsetting [Abstract]
Summary of Maturities by Category of Collateral Pledged for Repurchase Agreements and Securities Loaned Transactions
The following table summarizes the maturities by category of collateral pledged for repurchase agreements and securities loaned transactions:

(Dollars in Millions)	Overnight and Continuous	Less Than 30 Days	30-89 Days	Greater Than 90 Days	Total
December 31, 2023
Repurchase agreements
U.S. Treasury and agencies	$2,375	$—	$—	$—	$2,375
Residential agency mortgage-backed securities	338	—	—	—	338
Corporate debt securities	821	—	—	—	821
Asset-backed securities	—	45	—	—	45
Total repurchase agreements	3,534	45	—	—	3,579
Securities loaned
Corporate debt securities	290	—	—	—	290
Total securities loaned	290	—	—	—	290
Gross amount of recognized liabilities	$3,824	$45	$—	$—	$3,869
December 31, 2022
Repurchase agreements
U.S. Treasury and agencies	$147	$—	$—	$—	$147
Residential agency mortgage-backed securities	846	—	—	—	846
Corporate debt securities	439	—	—	—	439
Total repurchase agreements	1,432	—	—	—	1,432
Securities loaned
Corporate debt securities	120	—	—	—	120
Total securities loaned	120	—	—	—	120
Gross amount of recognized liabilities	$1,552	$—	$—	$—	$1,552

Netting Adjustments and Items Not Offset in Consolidated Balance Sheet, Assets
The following tables provide information on the Company’s netting adjustments, and items not offset on the Consolidated Balance Sheet but available for offset in the event of default:

(Dollars in Millions)	Gross Recognized Assets	Gross Amounts Offset on the Consolidated Balance Sheet(a)	Net Amounts Presented on the Consolidated Balance Sheet	Gross Amounts Not Offset on the Consolidated Balance Sheet
				Financial Instruments(b)	Collateral Received(c)	Net Amount
December 31, 2023
Derivative assets(d)	$6,504	$(3,666)	$2,838	$(141)	$(3)	$2,694
Reverse repurchase agreements	2,513	—	2,513	(568)	(1,941)	4
Securities borrowed	1,802	—	1,802	(14)	(1,717)	71
Total	$10,819	$(3,666)	$7,153	$(723)	$(3,661)	$2,769
December 31, 2022
Derivative assets(d)	$7,852	$(5,427)	$2,425	$(231)	$(80)	$2,114
Reverse repurchase agreements	107	—	107	(102)	(5)	—
Securities borrowed	1,606	—	1,606	—	(1,548)	58
Total	$9,565	$(5,427)	$4,138	$(333)	$(1,633)	$2,172
(a)Includes $1.6 billion and $3.0 billion of cash collateral related payables that were netted against derivative assets at December 31, 2023 and 2022, respectively.
(b)For derivative assets this includes any derivative liability fair values that could be offset in the event of counterparty default; for reverse repurchase agreements this includes any repurchase agreement payables that could be offset in the event of counterparty default; for securities borrowed this includes any securities loaned payables that could be offset in the event of counterparty default.
(c)Includes the fair value of securities received by the Company from the counterparty. These securities are not included on the Consolidated Balance Sheet unless the counterparty defaults.
(d)Excludes $27 million and $20 million at December 31, 2023 and 2022, respectively, of derivative assets not subject to netting arrangements.
Netting Adjustments and Items Not Offset in Consolidated Balance Sheet, Liabilities

(Dollars in Millions)	Gross Recognized Liabilities	Gross Amounts Offset on the Consolidated Balance Sheet(a)	Net Amounts Presented on the Consolidated Balance Sheet	Gross Amounts Not Offset on the Consolidated Balance Sheet		Net Amount
				Financial Instruments(b)	Collateral Pledged(c)
December 31, 2023
Derivative liabilities(d)	$8,217	$(3,720)	$4,497	$(141)	$—	$4,356
Repurchase agreements	3,579	—	3,579	(568)	(3,008)	3
Securities loaned	290	—	290	(14)	(270)	6
Total	$12,086	$(3,720)	$8,366	$(723)	$(3,278)	$4,365
December 31, 2022
Derivative liabilities(d)	$10,506	$(4,551)	$5,955	$(231)	$—	$5,724
Repurchase agreements	1,432	—	1,432	(102)	(1,325)	5
Securities loaned	120	—	120	—	(118)	2
Total	$12,058	$(4,551)	$7,507	$(333)	$(1,443)	$5,731
(a)Includes $1.7 billion and $2.1 billion of cash collateral related receivables that were netted against derivative liabilities at December 31, 2023 and 2022, respectively.
(b)For derivative liabilities this includes any derivative asset fair values that could be offset in the event of counterparty default; for repurchase agreements this includes any reverse repurchase agreement receivables that could be offset in the event of counterparty default; for securities loaned this includes any securities borrowed receivables that could be offset in the event of counterparty default.
(c)Includes the fair value of securities pledged by the Company to the counterparty. These securities are included on the Consolidated Balance Sheet unless the Company defaults.
(d)Excludes $92 million and $193 million at December 31, 2023 and 2022, respectively, of derivative liabilities not subject to netting arrangements.